Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments
Schedule of equity accounted investments
	2025				2024
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount - beginning of the year	82	9,449	4,619	14,150	53	8,250	4,327	12,630
Additions and subscriptions	21	399	175	595	35	450	242	727
Divestments and reimbursements		(84)	(20)	(104)	(2)	(291)	(33)	(326)
Share of profit of equity-accounted investments	4	664	746	1,414	5	795	402	1,202
Share of loss of equity-accounted investments	(9)	(102)	(141)	(252)	(12)	(123)	(181)	(316)
Deduction for dividends	(1)	(573)	(938)	(1,512)	(3)	(655)	(1,094)	(1,752)
Changes in the scope of consolidation	(13)	138		125	8	635	7	650
Currency translation differences	(1)	(940)	(478)	(1,419)		461	206	667
Other changes	9	65	84	158	(2)	(73)	743	668
Carrying amount - end of the year	92	9,016	4,047	13,155	82	9,449	4,619	14,150

Schedule of net carrying amount of equity-accounted investments
	December 31, 2025		December 31, 2024
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Other	92		82
	92		82
Joint ventures
Azule Energy Holdings Ltd	4,634	50.00	5,211	50.00
E&E Algeria Touat BV	671	66.00	646	54.00
St. Bernard Renewables Llc	657	50.00	806	50.00
Saipem SpA	581	21.80	528	21.61
SeaCorridor Srl	411	50.10	485	50.10
Vårgrønn AS	374	65.00	406	65.00
Cardón IV SA	370	50.00	351	50.00
Mozambique Rovuma Venture SpA	366	35.71	382	35.71
GreenIT SpA	140	51.00	111	51.00
Eni CCUS Holding Ltd	136	50.01
2023 Sol IX Llc	131	73.62	149	73.59
Lotte Versalis Elastomers Co Ltd	81	50.00	61	50.00
Mangistau Power BV	75	51.00	51	51.00
2024 Sol XV Llc	67	47.47
2022 Sol VII Llc	53	75.24	61	75.26
2025 Bateria II Llc	53	33.92
Hergo Renewables SpA	35	65.00	33	65.00
Mangistau Renewables BV	35	51.00	21	51.00
2024 Sol XVI Llc	31	40.58
Società Oleodotti Meridionali SOM SpA	13	70.00	18	70.00
LabAnalysis Environmental Scienze Srl			26	30.00
Other	102		103
	9,016		9,449
Associates
Abu Dhabi Oil Refining Company (Takreer)	1,980	20.00	2,275	20.00
QatarEnergy LNG NFE (5)	661	25.00	633	25.00
Ithaca Energy Plc	486	35.92	725	37.17
ADNOC Global Trading Ltd	192	20.00	165	20.00
Coral FLNG SA	184	25.00	231	25.00
LG-Eni BioRefining Co Ltd	93	49.00	56	49.00
United Gas Derivatives Co	71	33.33	79	33.33
Novis Renewables Holdings Llc	66	49.00	74	49.00
Bluebell Solar Class A Holdings II Llc	62	99.00	72	99.00
LabAnalysis Environmental Scienze Srl	26	30.00
Vår Energi ASA		63.04		63.04
Other	226		309
	4,047		4,619
	13,155		14,150

Schedule of market value of investments listed in regulated stock markets
		Saipem SpA	Vår Energi ASA	Ithaca Energy Plc
Number of ordinary shares held		422,920,192	1,573,713,749	594,048,748
% of the investment		21.80	63.04	35.92
Share price	(€)	2.425	2.787	1.899
Market value	(€ million)	1,025	4,386	1,128
Book value	(€ million)	581		486
Market value vs Book value	(€ million)	444	4,386	642

Schedule of additional information about other investments
(€ million)	2025	2024
Carrying amount - beginning of the year	1,395	1,256
Additions and subscriptions	87	71
Change in the fair value with effect to OCI	(30)	62
Currency translation differences	(108)	56
Other changes	(15)	(50)
Carrying amount - end of the year	1,329	1,395